Subsequent Events (Details Textual) - USD ($)			1 Months Ended						3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Jan. 08, 2016	Jan. 03, 2016	Dec. 31, 2016	May 31, 2016	Apr. 30, 2016	Feb. 29, 2016	Feb. 15, 2016	Oct. 28, 2015	Sep. 30, 2016	Mar. 21, 2016	May 02, 2016	Dec. 31, 2015	Sep. 30, 2016	Jan. 19, 2016	Jan. 14, 2016	Oct. 06, 2015	Sep. 03, 2015
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues											234,296
Stock Issued During Period, Value, New Issues											$ 702,888	$ 1,600
Debt Conversion, Converted Instrument, Shares Issued				1,166,503				3,750,000	800,057
Debt Conversion, Original Debt, Amount				$ 183,356									$ 133,988
Bonwick Capital Partners LLC [Member]
Subsequent Event [Line Items]
Letter Agreements Terms						the Company agreed to: a) pay success fees equal to 7% of the gross proceeds from any form of financing; and b) issue five-year warrants to purchase 7% of the Company’s equity securities sold with a cashless exercise provision, exercisable at 125% of the price per share of the Company’s common stock paid by investors in the transaction. In addition, the Company agreed to reimburse Bonwick for all of its out-of-pocket expenses incurred in connection with the offering, not to exceed $25,000, and fees and expenses of their counsel not to exceed $100,000.
Payments for Underwriting Expense						$ 50,000
Unsecured Promissory Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount								$ 50,000								$ 150,000	$ 250,000
Debt Instrument, Interest Rate, Stated Percentage								0.00%	8.00%				8.00%			0.00%	8.00%
Debt Instrument, Convertible, Conversion Price								$ 0.20								$ 0.20	$ 0.1299
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues												4,600,000
Stock Issued During Period, Value, New Issues												$ 4,600
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					97,130					128,833
Stock Issued During Period, Value, New Issues					$ 291,390					$ 386,499
Stock Repurchased During Period, Shares		189,070
Stock Repurchased During Period, Value		$ 100
Subsequent Event [Member] | Bonwick Capital Partners LLC [Member]
Subsequent Event [Line Items]
Letter Agreements Terms							the Company agreed to: a) pay success fees equal to 7% of the gross proceeds from any form of financing; b) issue warrants to purchase 7% of the Company’s equity securities sold with a cashless exercise provision, exercisable at 125% of the price per share of the Company’s common stock paid by investors in the transaction. The warrants should have a term of 5 years. In addition, the Company agreed to reimburse Burnham for all of its out-of-pocket expenses incurred in connection with this offering, which shall not exceed $25,000, and fees and expenses of their counsel not to exceed $100,000.
Subsequent Event [Member] | Unsecured Promissory Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount														$ 82,500	$ 82,500
Debt Instrument, Interest Rate, Stated Percentage														8.00%	8.00%
Debt Instrument, Convertible, Conversion Price														$ 0.20	$ 0.20
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 50,000
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Conversion, Original Debt, Amount			$ 237,500
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			110,038
Debt Conversion, Number Of Shares Agreed To Issue			79,167
Subsequent Event [Member] | Moleculin LLC [Member] | Bonwick Capital Partners LLC [Member]
Subsequent Event [Line Items]
Payments for Underwriting Expense							$ 50,000
Subsequent Event [Member] | Moleculin LLC [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 50,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Late Charge Percentage On Overdue	5.00%
Payment Under Line Of Credit Facility	$ 25,000
Debt Instrument, Maturity Date	Jul. 08, 2016